Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended		4 Months Ended			7 Months Ended			10 Months Ended			13 Months Ended			16 Months Ended			19 Months Ended			22 Months Ended			25 Months Ended			28 Months Ended			31 Months Ended			34 Months Ended			37 Months Ended			40 Months Ended			43 Months Ended			46 Months Ended			49 Months Ended			52 Months Ended			55 Months Ended		58 Months Ended		61 Months Ended		64 Months Ended		67 Months Ended		70 Months Ended	73 Months Ended	76 Months Ended	79 Months Ended
	Aug. 23, 2021	May 18, 2020	Jun. 10, 2019	Sep. 30, 2021	Jun. 30, 2020	Dec. 31, 2021	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2022	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2022	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2022	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2023	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2023	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2024	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2024	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2024	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2025	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2025	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2025	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
TFA Tactical Income Fund (Class I)
Account Value [Line Items]
Accumulated Value			$ 10,000					$ 10,150			$ 10,455			$ 9,157			$ 9,700			$ 10,133			$ 10,767			$ 10,900			$ 11,337			$ 11,129			$ 11,394			$ 10,731			$ 10,353			$ 10,069			$ 10,261			$ 10,333			$ 10,118			$ 9,772		$ 10,241		$ 10,081		$ 10,118		$ 10,463		$ 10,322	$ 10,259	$ 10,485	$ 10,863	$ 10,918
Tactical Growth Allocation Fund (Class I)
Account Value [Line Items]
Accumulated Value			10,000					9,960			10,383			8,841			9,862			10,363			11,200			11,368			12,081			11,871			13,013			11,907			10,154			9,766			9,872			10,445			11,311			10,958		11,810		12,800		13,387		13,876		14,194	13,424	14,549	15,637	15,832
TFA Quantitative Fund (Class I)
Account Value [Line Items]
Accumulated Value		$ 10,000			$ 10,080		$ 10,620			$ 11,813			$ 11,771			$ 12,347			$ 11,991			$ 13,115			$ 12,308			$ 10,189			$ 9,760			$ 9,817			$ 10,479			$ 11,671			$ 11,155			$ 12,099			$ 13,331			$ 14,219			$ 14,299		$ 14,776		$ 13,556		$ 14,815		$ 16,300		$ 16,465
TFA AlphaGen Growth Fund (Class I)
Account Value [Line Items]
Accumulated Value	$ 10,000			$ 9,530		$ 10,180			$ 9,558			$ 8,164			$ 7,934			$ 8,006			$ 8,376			$ 8,993			$ 8,674			$ 9,487			$ 10,239			$ 10,754			$ 11,043			$ 11,312			$ 10,683			$ 11,878			$ 13,403			$ 13,367
Bloomberg Barclays U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value			10,000					10,342			10,360			10,686			10,996			11,064			11,138			10,762			10,959			10,965			10,966			10,315			9,831			9,364			9,539			9,822			9,739			9,424		10,067		9,989		9,995		10,515		10,193	10,476	10,603	10,818	10,937
Morningstar Moderately Aggressive Target Risk TR USD Index
Account Value [Line Items]
Accumulated Value		10,000	$ 10,000		10,695		11,444	$ 10,259		13,249	$ 10,964		13,995	$ 8,926		14,910	$ 10,348		14,754	$ 10,975		15,541	$ 12,446		14,787	$ 12,954		12,584	$ 13,716		11,787	$ 13,588		13,066	$ 14,194		13,772	$ 13,473		14,377	$ 11,673		13,908	$ 10,954		15,457	$ 11,996		16,472	$ 12,582		16,515	$ 13,025		17,806	$ 12,602	17,390	$ 13,912	17,510	$ 14,665	19,282	$ 14,707	20,434	$ 15,817	20,942	$ 15,396	$ 15,576	$ 16,897	$ 17,811	$ 18,236
S&P 500® Total Return Index
Account Value [Line Items]
Accumulated Value	10,000	$ 10,000		9,629	$ 10,520	10,691	$ 11,459		10,200	$ 12,851		8,557	$ 13,645		8,139	$ 14,811		8,755	$ 14,897		9,411	$ 16,540		10,234	$ 15,779		9,899	$ 13,239		11,056	$ 12,592		12,223	$ 13,544		12,747	$ 14,560		13,497	$ 15,833		13,823	$ 15,314		13,232	$ 17,105		14,680	$ 18,911		15,873	$ 19,721		16,294	$ 20,882		$ 21,385		$ 20,471		$ 22,711		$ 24,556		$ 25,208
Morningstar Aggressive Target Risk TR USD Index
Account Value [Line Items]
Accumulated Value	$ 10,000			$ 9,797		$ 10,320			$ 9,819			$ 8,356			$ 7,827			$ 8,676			$ 9,145			$ 9,547			$ 9,235			$ 10,264			$ 10,938			$ 10,966			$ 11,824			$ 11,547			$ 11,627			$ 12,804			$ 13,569			$ 13,906